Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
Common Stock - 127.5%(1)	Shares	Fair Value

Natural Gas/Natural Gas Liquids Pipelines - 12.3%(1)
United States - 12.3%(1)
Cheniere Energy, Inc.(2)	64,300	3,297,947
The Williams Companies, Inc.	117,774	2,243,595
		5,541,542
Natural Gas Gathering/Processing - 3.9%(1)
United States - 3.9%(1)
Equitrans Midstream Corporation	188,304	1,329,426
Targa Resources Corp.	14,000	453,600
		1,783,026
Oil and Gas Production - 85.1%(1)
United States - 85.1%(1)
Cabot Oil & Gas Corporation(3)	293,600	4,089,848
Cimarex Energy Co.(3)	67,300	2,224,265
Concho Resources Inc.(3)	66,900	4,550,538
Continental Resources, Inc.(3)	95,600	1,811,620
Diamondback Energy, Inc.(3)	64,400	3,992,800
EOG Resources, Inc.(3)	74,000	4,681,240
EQT Corporation(3)	310,400	1,822,048
Noble Energy, Inc.(3)	177,600	2,811,408
Parsley Energy, Inc.(3)	246,800	3,307,120
Pioneer Natural Resources Company(3)	38,800	4,763,864
Range Resources Corporation(2)(3)	649,400	1,798,838
WPX Energy, Inc.(2)(3)	283,600	2,645,988
		38,499,577
Power/Utility - 2.1%(1)
United States - 2.1%(1)
NextEra Energy, Inc.	3,771	953,158

Refining - 24.1%(1)
United States - 24.1%(1)
Delek US Holdings, Inc.(3)	117,700	2,516,426
Marathon Petroleum Corporation(3)	108,100	5,126,102
Valero Energy Corporation(3)	49,200	3,259,500
		10,902,028

Total Common Stock (Cost $90,220,900)		57,679,331

Master Limited Partnerships - 10.0%(1)
Natural Gas/Natural Gas Liquids Pipelines - 8.8%(1)
United States - 8.8%(1)
Energy Transfer LP	230,654	2,555,646
Enterprise Products Partners L.P.	60,652	1,415,617
		3,971,263
Natural Gas Gathering/Processing - 1.2%(1)
United States - 1.2%(1)
Noble Midstream Partners LP	37,208	571,143

Total Master Limited Partnerships (Cost $5,485,457)		4,542,406

Preferred Stock - 4.7%(1)
Natural Gas Gathering/Processing - 4.7%(1)
United States - 4.7%(1)
Targa Resources Corp., 9.500%(4)(5) (Cost $1,688,542)	1,997	2,116,980

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.49%(6) (Cost $43,717)	43,717	43,717

Total Investments - 142.3%(1) (Cost $97,438,616)		64,382,434
Total Value of Options Written (Premiums received $517,235)(7) - (0.8)%(1)		(369,252)
Other Assets and Liabilities - 3.6%(1)		1,640,102
Credit Facility Borrowings - (45.1)%(1)		(20,400,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$45,253,284

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4)	Restricted securities have a total fair value of $2,116,980, which represents 4.7% of net assets. See Note 6 to the financial statements for further disclosure.
(5)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(6)	Rate indicated is the current yield as of February 29, 2020.
(7)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.

NDP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$57,679,331	$-	$-	$57,679,331
Master Limited Partnerships(a)	4,542,406	-	-	4,542,406
Preferred Stock(a)	-	-	2,116,980	2,116,980
Short-Term Investment(b)	43,717	-	-	43,717
Total Assets	$62,265,454	$-	$2,116,980	$64,382,434
Liabilities
Written Call Options	$59,612	$309,640	$-	$369,252

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	NDP
Balance – beginning of period	$2,133,275
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(16,295)
Balance – end of period	$2,116,980